PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property And Equipment

	December 31,
	2014	2015

Cost:
Computers and related equipment	$2,293	$3,712
Leasehold improvements	557	1,092
Office furniture and equipment	687	1,095

	3,537	5,899

Less accumulated depreciation	1,389	2,315

Depreciated cost	$2,148	$3,584